August 1, 2008

Securities and Exchange Commission

450 Fifth Street, N.W.

Washington, D.C. 20549

Re:	The Guardian Separate Account N – Pre-effective Amendment No. 1 to the Registration Statement on Form N-6 for VUL

(File Nos. 811-09725; 333-151073)

Commissioners:

On behalf of The Guardian Separate Account N (the “Account”), and The Guardian Insurance & Annuity Company, Inc. (“GIAC”) transmitted herewith for filing under the Securities Act of 1933, as amended (the “1933 Act”) and the Investment Company Act of 1940 (the “1940 Act”) is Pre-effective Amendment No. 1 to the registration statement on Form N-6 (the “Registration Statement”) for certain variable life insurance policies (File No. 333-151073).

We have responded to the comments made by the SEC in its letter dated July 10, 2008 in a separate correspondence filed herewith.

Please note that this Pre-effective Amendment No. 1 Registration Statement does not include some of the required exhibits and certain additional updating information all of which will be included in a subsequent pre-effective amendment. Further, in this Pre-Effective Amendment we have added illustrations; added disclosures that we will only be offering death benefit Option 1 and the Cash Value accumulation test currently; further clarified how increases in face amount will work; and made other minor changes to the drafting of this prospectus.

We are seeking an effective date of September 2, 2008, or as soon thereafter as reasonably practicable.

Any questions or comments regarding this Registration Statement should be directed to the undersigned at 212-598-7469 or via facsimile transmission or e-mail as set forth below.

Thank you for your attention to this matter.

Sincerely,

Sheri L. Kocen Counsel The Guardian Life Insurance Company of America 7 Hanover Square New York City, NY 10004 (212) 598-7469 (212) 919-2691 (fax) sheri_kocen@glic.com